Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
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Profit Before Income Taxes and Income Tax Expense
Profit before income taxes and income tax expense for the years ended March 31, 2023, 2024 and 2025 consist of the following:

	Yen (millions)
	2023			2024			2025
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥(40,638)	¥920,203	¥879,565	¥148,651	¥1,493,733	¥1,642,384	¥180,912	¥1,136,728	¥1,317,640

Income tax expense (benefit):
Current taxes	12,699	353,611	366,310	19,081	606,077	625,158	28,922	499,076	527,998
Deferred taxes	(92,631)	(111,423)	(204,054)	34,265	(199,629)	(165,364)	(3,821)	(109,571)	(113,392)

Total	¥(79,932)	¥242,188	¥162,256	¥53,346	¥406,448	¥459,794	¥25,101	¥389,505	¥414,606

Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate
The Japanese statutory income tax rate for the years ended March 31, 2023, 2024 and 2025 differs from the average effective tax rate for the following reasons:

	2023	2024	2025
Statutory income tax rate *	30.2%	30.2%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	(6.3)	(5.4)	(5.2)
Effects of investments accounted for using the equity method	(4.0)	(2.0)	0.0
Effects of undistributed earnings and withholding taxes on royalty	11.3	6.1	7.0
Changes in unrecognized deferred tax assets	(10.3)	0.1	1.1
Effects of income and expense not taxable and deductible for tax purpose	0.1	0.0	0.5
Effects of tax credit	(2.9)	(2.6)	(2.2)
Other adjustments relating to prior years	(0.5)	(0.1)	(2.1)
Adjustments for the uncertain tax treatments on income taxes	0.6	0.1	0.6
Adjustments for the changes in income tax laws	(0.6)	0.2	0.4
Other	0.8	1.4	1.2

Average effective tax rate	18.4%	28.0%	31.5%

Explanatory note:

*
On March 31, 2025, the National Diet of Japan approved amendments to existing income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for
the
 years beginning on and after April 1, 2026 was changed to approximately 31%.

Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities
The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Deferred tax assets:
Inventories	¥60,476	¥62,292
Accrued expenses	75,627	64,632
Provisions	170,286	243,174
Property, plant and equipment	40,470	55,231
Intangible assets	75,630	91,540
Retirement benefit liabilities	59,951	60,634
Lease liabilities	72,720	82,117
Carryforward of unused tax losses	95,400	36,057
Carryforward of unused tax credit	11,387	4,932
Other	105,431	137,622

Total	¥767,378	¥838,231

Deferred tax liabilities:
Property, plant and equipment	¥154,256	¥151,402
Intangible assets	195,662	236,577
Other financial assets	55,074	62,934
Operating leases	776,937	721,248
Undistributed earnings	71,577	71,781
Retirement benefit assets	37,780	44,309
Receivables from financial services	63,070	34,337
Other	97,233	90,228

Total	¥1,451,589	¥1,412,816

Net deferred tax assets (liabilities)	¥(684,211)	¥(574,585)

Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income
The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Inventories	¥(7,407)	¥(8,335)	¥(2,284)
Provisions	(27,854)	(26,423)	(75,290)
Property, plant and equipment *	19,079	(41,544)	(16,389)
Retirement benefit liabilities (assets)	(4,149)	(1,840)	3,308
Operating leases	(153,429)	(93,321)	(46,698)
Undistributed earnings	(1,005)	8,355	(537)
Carryforward of unused tax losses	(42,172)	17,652	59,300
Carryforward of unused tax credit	9,504	4,238	6,400
Other *	3,379	(24,146)	(41,202)

Total	¥(204,054)	¥(165,364)	¥(113,392)

Explanatory note:

*
Honda has adopted “Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)” with a date of initial application of April 1, 2023 and the comparative information has been retrospectively adjusted.

Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized
Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Deductible temporary differences	¥446,655	¥461,089
Carryforward of unused tax losses	439,849	436,674
Carryforward of unused tax credit	65,643	124,850

Components by Expiry of the Carryforward of Unused Tax Losses for which Deferred Tax Assets are not Recognized
The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Within 1 year	¥4,088	¥12,142
Between 1 and 5 years	95,320	92,042
Between 5 and 20 years	55,480	36,115
Indefinite periods	284,961	296,375

Total	¥439,849	¥436,674

Components by Expiry of Carryforward of Unused Tax Credits for which Deferred Tax Assets are not Recognized
The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Within 1 year	¥38	¥4
Between 1 and 5 years	65,574	124,831
Between 5 and 20 years	31	15
Indefinite periods	—	—

Total	¥65,643	¥124,850